Future Minimum Lease Payments Under Non-Cancelable Operating Lease (Detail) (USD $)	Dec. 31, 2013
Leases Future Minimum Payments [Line Items]
2014	$ 4,082,489
2015	2,162,710
2016	1,559,440
2017 and after	6,736,096
Total	$ 14,540,735